Dividend Payable	12 Months Ended
Dec. 31, 2012
Dividend Payable
15.	DIVIDEND PAYABLE

On August 1, 2011, December 13, 2011 and September 6, 2012, the Company’s board of directors declared the distribution of dividends to the Company’s ordinary shareholders in the amount of US$76,505, US$78,043 and US$79,043, respectively. During the years ended December 31, 2010, 2011 and 2012, the Company paid nil, US$142,214 and US$131,012, respectively, to its shareholders. As of December 31, 2011 and 2012, US$51,969 and nil of the dividends declared remained unpaid, respectively.